Earnings Per Share - Schedule of Antidilutive Securities Excluded From Computation of Earning Per Share (Detail) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Employee Stock Option
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Stock options to purchase common stock	40,690,767	14,605,610	40,260,756	14,611,210	31,485,366	15,697,638
RSU
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Stock options to purchase common stock	4,749,957	5,410,440	5,078,374	5,410,440